Goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Intangible assets and goodwill [Line Items]
Goodwill	$ 117,190,763	$ 124,955,438	$ 124,955,438
International Business
Intangible assets and goodwill [Line Items]
Goodwill	40,166,680	47,929,445
Wines
Intangible assets and goodwill [Line Items]
Goodwill	32,416,144	32,416,144
Chile
Intangible assets and goodwill [Line Items]
Goodwill	44,607,939	44,609,849
Embotelladoras Chilenas Unidas S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	25,257,686	25,257,686
Manantial S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	8,879,245	8,879,245
Compañía Pisquera de Chile S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	9,808,550	9,808,550
Los Huemules S.R.L. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	3,982	5,892
CCU Argentina S.A. and subsidiaries | International Business
Intangible assets and goodwill [Line Items]
Goodwill	23,812,988	26,014,868
Marzurel S.A., Coralina S.A. and Milotur S.A. | International Business
Intangible assets and goodwill [Line Items]
Goodwill	3,425,283	4,422,841
Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A. | International Business
Intangible assets and goodwill [Line Items]
Goodwill	4,672,582	5,214,846
Vina San Pedro Tarapaca S.A. [Member] | Wines
Intangible assets and goodwill [Line Items]
Goodwill	32,416,144	32,416,144
Cervecera Kunstmann SA [Member] | Chile
Intangible assets and goodwill [Line Items]
Goodwill	456,007	456,007
Bebidas Bolivianas BBO S.A. [Member] | International Business
Intangible assets and goodwill [Line Items]
Goodwill	8,255,827	12,276,890
Cervecería Szot SpA. [Member] | Chile
Intangible assets and goodwill [Line Items]
Goodwill	$ 202,469	$ 202,469